related party transactions (Tables)	6 Months Ended
Jun. 30, 2021
related party transactions
Summary of transactions with key management personnel

	Three months		Six months
Periods ended June 30 (millions)	2021	2020 [1]	2021	2020 [1]
Short-term benefits	$5	$3	$8	$6
Post-employment pension [2] and other benefits	2	2	4	3
Share-based compensation [3]	19	16	36	16
	$26	$21	$48	$25

1	To reflect the expanded roles and responsibilities of Executive Team members who are not also Executive Leadership Team members, in fiscal 2021 we have expanded our definition of key management personnel so as to include all Executive Team members and we have applied such definition retrospectively.
2	Our Executive Team members are members of our Pension Plan for Management and Professional Employees of TELUS Corporation and certain other non-registered, non-contributory supplementary defined benefit pension plans.
3	We accrue an expense for the notional subset of our restricted share units with market performance conditions using a Monte Carlo simulation-determined fair value. Restricted share units with an equity settlement feature are accounted for as equity instruments. The expense for restricted share units that do not ultimately vest is reversed against the expense that was previously recorded in their respect.

Six-month periods ended June 30	2021			2020
	Number of	Notional	Grant-date	Number of	Notional	Grant-date
($ in millions)	units	value [1]	fair value [1]	units	value [1]	fair value [1]
TELUS Corporation
Restricted share units	1,249,218	$32	$35	981,088	$25	$33
TELUS International (Cda) Inc.
Restricted share units	427,093	14	14	—	—	—
Share options	167,693	1	1	—	—	—
		15	15		—	—
		$47	$50		$25	$33

1	In respect of restricted share units, notional value is determined by multiplying the equity share price at the time of award by the number of units awarded; the grant-date fair value differs from the notional value because the fair values of some awards have been determined using a Monte Carlo simulation (see Note 14(b)). In respect of share options, fair values have been determined using an option pricing model. No share options were awarded to our key management personnel in fiscal 2020.